091-20973pm

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

SEC Mail Processing Section

3. Class of New Derivative Securities Product:

**Investment Company Units**

16018941

JUL 07 2016

Washington DC 412

4. Name of Underlying Instrument:

**S&P Internet Select Industry Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**XWEB**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 07 2016 |

**July 5, 2016**

SEC 2449 (1/99)

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

SEC
Mail Processing
Section
JUL 07 2016
Washington DC
412

**Via Overnight Mail**

July 5, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**SPDR S&P Technology Hardware ETF (XTH)**
**SPDR S&P Internet ETF (XWEB)**
**Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)**
**Guggenheim S&P 100 equal Weight ETF (OEW)**
**iShares MSCI EAFE ESG Select ETF (ESGD)**
**iShares MSCI EM ESG Select ETF (ESGE)**
**iShares Core U.S. Treasury Bond ETF (GOVT)**
**iShares Short Treasury Bond ETF (SHV)**
**iShares 10-20 Year Treasury Bond ETF (TLH)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 07 2016 |